Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2020, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
iQIYI HK Limited (“QIYI HK”, formerly known as Qiyi.com HK Limited)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Special (Hong Kong) Co., Ltd.	Hong Kong	Acquired on July 17, 2018	80%
Shanghai iQIYI Network & Technology Co., Ltd.	PRC	September 6, 2018	100%
Beijing iQIYI Interactive Technology Co., Ltd.	PRC	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. (“Intelligent Entertainment”, formerly known as Beijing iQIYI Cinema Management Co., Ltd.)	PRC	June 28, 2017	Nil
Chengdu Skymoons Interactive Network Game Co., Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	882,743	855,749	131,149
Short-term investments	169,565	825,352	126,491
Accounts receivable, net	2,839,945	2,928,385	448,795
Licensed copyrights, net	716,008	764,904	117,227
Prepayments and other assets	3,202,489	2,968,839	454,994
Total current assets	7,810,750	8,343,229	1,278,656
Non-current assets:
Fixed assets, net	856,116	726,986	111,415
Long-term investments	2,130,467	2,217,776	339,889
Licensed copyrights, net	1,640,582	992,549	152,115
Produced content, net	4,355,221	6,129,754	939,426
Operating lease assets	649,273	755,309	115,756
Goodwill	2,412,989	2,412,989	369,807
Others	1,552,160	1,078,362	165,266
Total non-current assets	13,596,808	14,313,725	2,193,674
Total assets	21,407,558	22,656,954	3,472,330
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	4,193,022	3,718,306	569,855
Customer advances and deferred revenue	2,982,011	3,407,352	522,200
Short-term loans	624,000	1,100,694	168,689
Long-term loans, current portion (i)	732,213	937,782	143,721
Operating lease liabilities, current portion	95,905	101,866	15,612
Accrued expenses and other liabilities	3,466,314	2,861,963	438,615
Total current liabilities	12,093,465	12,127,963	1,858,692
Non-current liabilities:
Long-term loans (i)	937,782	—	—
Operating lease liabilities	364,853	637,381	97,683
Other non-current liabilities	630,195	511,314	78,362
Total non-current liabilities	1,932,830	1,148,695	176,045
Amounts due to the Company and its subsidiaries	13,583,317	16,558,843	2,537,754
Total liabilities	27,609,612	29,835,501	4,572,491

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Total revenues	22,982,783	26,887,129	27,412,800	4,201,195
Net loss	(2,749,657)	(3,341,662)	(1,360,562)	(208,515)
Net cash provided by operating activities	4,548,220	2,494,045	980,975	150,341
Net cash used for investing activities	(6,671,588)	(3,409,845)	(625,675)	(95,889)
Net cash provided by/(used for) financing activities	2,202,196	1,180,387	(380,298)	(58,283)

(i) In accordance with the arrangement as described in Note 14, the Group consolidates the securitization vehicles as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2019 and 2020, RMB424,000 and RMB527,000 (US$80,766), respectively, of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB527,000 and nil, respectively, of the loan is included in non-current liabilities in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.